Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Net Periodic Pension Cost	Net consolidated periodic pension cost included the following components:

(Dollars in thousands)	Year Ended December 31,
	2023	2022	2021
Service cost	$1,440	$2,669	$2,936
Interest cost	7,134	4,988	4,241
Expected return on plan assets	(11,762)	(12,942)	(11,874)
Recognized net actuarial loss	3,347	3,645	6,770

Net periodic pension cost (income)	$159	$(1,640)	$2,073

Weighted-Average Assumptions:
Discount rate	5.26%	3.08%	2.81%
Expected return on assets	7.25%	6.25%	6.25%
Rate of compensation increase (prior to age 40)	5.00%	5.00%	5.00%
Rate of compensation increase (ages 40-54)	4.00%	4.00%	4.00%
Rate of compensation increase (otherwise)	3.50%	3.50%	3.50%

Schedule of Amounts Related to Plan recognized as Component of Other Comprehensive Income
Amounts related to the Plan recognized as a component of other comprehensive income were as follows:

(In thousands)	Year Ended December 31,
	2023	2022	2021
Net actuarial gain	$(2,635)	$(2,195)	$(14,286)
Amortization of actuarial loss	(3,347)	(3,645)	(6,770)

Total recognized in other comprehensive income	$(5,982)	$(5,840)	$(21,056)

Reconciliation of the Beginning and Ending Balances of the Projected Benefit Obligation and the Fair Value of Plan Assets and the Accumulated Benefit Obligation
The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2023 and 2022 and the accumulated benefit obligation at December 31, 2023 and 2022 are as follows:

(Dollars in thousands)	December 31,
	2023	2022
Change in Projected Benefit Obligation
Projected Benefit Obligation at the Beginning of the Year	$140,609	$192,973
Service Cost	1,440	2,669
Interest Cost	7,134	4,988
Actuarial Loss (Gain)	4,918	(46,617)
Lump Sum Window Payments /Annuity Purchase Payments	(4,546)	(7,312)
Benefits Paid	(6,249)	(6,092)

Projected Benefit Obligation at the End of the Year	$143,306	$140,609
Accumulated Benefit Obligation at the End of the Year	$131,758	$129,927
Change in Plan Assets
Fair Value of Plan Assets at the Beginning of the Year	$165,320	$210,204
Actual Return on Plan Assets	19,315	(31,480)
Lump Sum Window Payments /Annuity Purchase Payments	(4,546)	(7,312)
Benefits Paid	(6,249)	(6,092)

Fair Value of Plan Assets at End of Year	$173,840	$165,320
Net Amount Recognized
Funded Status	$30,534	$24,710
Unrecognized Actuarial Net Loss	32,548	38,530

Net Amount Recognized	$63,082	$63,240

Weighted-Average Assumptions at the End of the Year
Discount Rate	5.07%	5.25%
Rate of compensation Increase (prior to age 40)	5.00%	5.00%
Rate of compensation Increase (ages 40-54)	4.00%	4.00%
Rate of compensation Increase (otherwise)	3.50%	3.50%

Asset Allocation for the Defined Benefit Pension Plan as of the Measurement Date, by Asset Category
Asset allocation for the defined benefit pension plan as of the measurement date, by asset category, is as follows:

Plan Assets	Target Allocation 2024	Allowable Allocation Range	Percentage of Plan Assets at
			December 31, 2023	December 31, 2022
Equity Securities	47%	20-70%	56%	66%
Fixed Income Securities	43%	20-50%	41%	32%
Other	10%	0-25%	3%	2%

Total			100%	100%

Expected Benefit Payments
At December 31, 2023, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year	Amount
(Dollars in thousands)
2024	$6,716
2025	7,122
2026	7,534
2027	7,957
2028	8,407
2029 through 2033	46,050

Balances of the Plan Assets, by Fair Value Hierarchy Level
The following tables present the balances of the plan assets, by fair value hierarchy level, as of December 31, 2023 and 2022:

		Fair Value Measurements at December 31, 2023 Using
(In thousands) Description	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash equivalents	$4,565	$4,565	$0	$0
Fixed Income Debt Securities:
U.S. Government and agencies	20,052	20,052	0	0
Mortgage backed securities	7,440	7,440	0	0
Municipal obligations	1,551	1,551	0	0
Corporate bonds	8,030	8,030	0	0
Fixed Income Mutual Funds:
General	34,083	34,083	0	0
Equity Securities:
Common stock	23,868	23,868	0	0
Equity Mutual Funds:
Domestic equity large cap	29,894	29,894	0	0
Domestic equity small cap	13,256	13,256	0	0
Alternative equity	15,376	15,376
International emerging equity	3,990	3,990	0	0
International equity developed	11,735	11,735	0	0

Total	$173,840	$173,840	$0	$0

		Fair Value Measurements at December 31, 2022 Using
(In thousands) Description	Balance as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash equivalents	$3,384	$3,384	$0	$0
Fixed Income Debt Securities:
U.S. Government and agencies	3,882	3,882	0	0
Fixed Income Mutual Funds:
General	49,107	49,107	0	0
Equity Securities:
Common stock	28,765	28,765	0	0
Equity Mutual Funds:
Global equity	1,953	1,953	0	0
Domestic equity large cap	35,738	35,738	0	0
Domestic equity small cap	15,750	15,750	0	0
Alternative equity	8,277	8,277
International emerging equity	4,925	4,925	0	0
International equity developed	13,539	13,539	0	0

Total	$165,320	$165,320	$0	$0